Properties and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property and Equipment

	December 31
	2012	2013
	US$	US$
Cost:
Land	4,429	6,650
Buildings	13,398	16,711
Machinery and equipment	10,362	12,038
Furniture and fixtures	3,974	4,407
Leasehold and buildings improvement	3,320	3,753
Software	21,122	25,939

Total	56,605	69,498

Accumulated depreciation:
Buildings	1,532	1,869
Machinery and equipment	7,725	9,083
Furniture and fixtures	2,947	3,224
Leasehold and buildings improvement	2,692	2,988
Software	18,377	22,160

	33,273	39,324
Prepayment and construction in progress	54	21

	23,386	30,195